Investments - PrairieSky (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Gain from investment	$ (56)	$ (56)	$ (196)
Investment in PrairieSky Royalty Ltd.
Disclosure of detailed information about financial instruments [line items]
Gain from investment	(50)	(34)	(182)
Dividend income	(6)	(22)	(14)
Gain from investment	$ (56)	$ (56)	$ (196)